Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 943.7	$ 573.5
Cash Committed for Construction Projects	130.7	258.0
Restricted cash	155.6	70.1
Accounts receivable, less allowance for doubtful accounts of $5.9 and $4.9 in 2014 and 2013, respectively	471.9	351.5
Inventories	226.4	248.4
Solar energy systems held for development and sale	251.5	460.1
Prepaid and other current assets	608.2	423.4
Total current assets	2,788.0	2,385.0
Investments	149.1	41.1
Property, plant and equipment, net:
Non-solar energy systems, net of accumulated depreciation of $1,253.6 and $1,228.6 in 2014 and 2013, respectively	1,738.8	1,108.7
Solar Energy Systems Property Plant And Equipment Net	5,335.5	2,014.2
Restricted cash	114.9	73.8
Note hedge derivative asset	0	514.8
Goodwill and other intangible assets	659.8	117.1
Other assets	713.7	425.8
Total assets	11,499.8	6,680.5
Current liabilities:
Long-term Debt and Capital Lease Obligations, Current	1,079.7	397.5
Accounts payable	1,229.7	867.7
Accrued liabilities	719.5	432.7
Current portion of deferred revenue	92.3	154.7
Current portion of customer and other deposits	23.9	36.7
Total current liabilities	3,145.1	1,889.3
Long-term Debt and Capital Lease Obligations	6,119.7	3,178.7
Pension and post-employment liabilities	54.7	49.2
Customer and other deposits, less current portion	24.4	103.3
Deferred revenue, less current portion	204.1	90.0
Conversion option derivative liability	0	506.5
Warrant derivative liability	0	270.5
Other liabilities	467.2	251.8
Liabilities	10,015.2	6,339.3
Stockholders’ equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding in 2014 or 2013	0	0
Common stock, $.01 par value, 700.0 and 300.0 shares authorized and 272.5 and 266.9 shares issued in 2014 and 2013, respectively	2.7	2.7
Additional paid-in capital	1,698.1	457.7
Accumulated deficit	(1,348.4)	(168.0)
Accumulated other comprehensive loss	(110.8)	(60.0)
Treasury stock, 0.4 and less than 0.1 shares in 2014 and 2013, respectively	(8.7)	(0.2)
Total SunEdison stockholders’ equity	232.9	232.2
Noncontrolling interests	1,251.7	109.0
Total stockholders’ equity	1,484.6	341.2
Total liabilities and stockholders’ equity	$ 11,499.8	$ 6,680.5